USA Mutuals Navigator Fund
USA Mutuals Navigator Fund
Investment Objective
The investment objective of the USA Mutuals Navigator Fund (the “Navigator Fund” or the “Fund”) is capital appreciation and capital preservation with lower volatility throughout market cycles – highly correlated with the Standard & Poor’s (“S&P”) 500® Index in bull markets, and less or negatively correlated in bear markets.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Navigator Fund.  You may be required to pay brokerage commissions on your purchases and sales of Class Z shares of the Fund, which are not reflected in this table. Class Z shares are not currently offered for sale.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - USA Mutuals Navigator Fund - USD ($)	USA Mutuals Navigator Fund - Institutional Class Shares	USA Mutuals Navigator Fund - Class Z Shares
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - USA Mutuals Navigator Fund		USA Mutuals Navigator Fund - Institutional Class Shares	USA Mutuals Navigator Fund - Class Z Shares
Management Fees		1.75%	1.75%
Distribution (12b-1) Fees		none	none
Other Expenses	[1]	1.42%	1.42%
Total Annual Fund Operating Expenses		3.17%	3.17%
Less: Fee Waiver/Expense Reimbursement		(1.17%)	(1.17%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[2]	2.00%	2.00%
[1]	As the Navigator Fund is newer, Other Expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	USA Mutuals Advisors, Inc. (the "Advisor"), the Fund's investment advisor, has contractually agreed to limit the Navigator Fund's total annual fund operating expenses (exclusive of front-end or contingent deferred loads, shareholder servicing plan fees, taxes, interest and dividends on short positions, brokerage, acquired fund fees and expenses, extraordinary expenses and class specific expenses like distribution (12b-1) fees (collectively, "Excluded Expenses")) to 1.99% of average net assets of the Fund through July 31, 2019, with such renewal terms of one year, each measured from the date of renewal, as may be approved by the Board of Trustees. To the extent the Fund incurs Excluded Expenses, Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement may be greater than 1.99%. The current term of the agreement may only be terminated by the Board of Trustees. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date such fees and expenses were waived or paid by the Advisor, subject to the operating expense limitation agreement, if such reimbursement will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment.

Example
The following Example is intended to help you compare the cost of investing in the Navigator Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that you reinvest all distributions, and that the Fund’s operating expenses remain the same each year.  You may be required to pay brokerage commissions on your purchases and sales of Class Z shares of the Fund, which are not reflected in this table.  The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through July 31, 2019.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - USA Mutuals Navigator Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
USA Mutuals Navigator Fund - Institutional Class Shares	203	868	1,558	3,395
USA Mutuals Navigator Fund - Class Z Shares	203	868	1,558	3,395

Portfolio Turnover
The Navigator Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal period (October 13, 2017 through March 31, 2018), the Fund’s portfolio turnover rate was 0.00% of the average value of its portfolio, excluding short-term investments, option transactions, derivative instruments, short sales and transfer in-kind transactions.

Principal Investment Strategies
The Navigator Fund, a diversified investment company, pursues its investment objective by employing a discretionary trading strategy which attempts to tactically allocate exposure levels in the U.S. stock market.  Specifically, the Advisor invests the portfolio in long and short equity stock index futures, primarily on the S&P 500® Index; however, the Advisor may also invest in stock index futures listed on other equity exchanges.

A stock index futures contract is an agreement between two parties to take or make delivery of an amount of cash equal to a specified dollar amount, times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck.  A stock index futures contract does not involve the physical delivery of the underlying stocks in the index.  Although stock index futures contracts call for the actual taking or delivery of cash, in most cases the Navigator Fund expects to liquidate its stock index futures positions through offsetting transactions, which may result in a gain or a loss, before cash settlement is required.  The Fund may use stock index futures for hedging or speculation purposes.

The Navigator Fund’s investment methodology is based on the Advisor’s quantitative indicators and models.  The methodology begins with a top-down analysis of a broad array of fundamental and statistical data relating to the stock market.  This data can be classified into five distinct categories:

1) Market valuation (whether the market is over-valued, under-valued or neutral);

2) Investor sentiment (investor expectations about the market, used as a contrary measure);

3) Market intervals (market momentum, market structure and seasonal factors);

4) Monetary environment (interest rates and macroeconomic circumstances); and

5) Macro Factors (external influences that may impact U.S. stock indexes).

An assessment of these categories determines the amount of long or short equity allocation exposure in the Navigator Fund through investment in stock index futures.  This equity exposure through futures generally ranges from 30% short to 130% long.

The Navigator Fund implements short positions by using futures.  Short sales are transactions where the Fund sells securities it does not own in anticipation of a decline in the value of the securities.  The Fund must borrow the security to deliver it to the buyer.  The Fund is then obligated to replace the security borrowed at the market price at the time of replacement.  The Fund may enter into a futures contract pursuant to which it agrees to sell an asset (that it does not currently own) at a specified price at a specified point in the future.  This gives the Fund a short position with respect to that asset.

The Navigator Fund will use leverage through derivatives; however, the only derivatives in which the Fund invests are stock index futures.  Leverage includes the practice of borrowing money to purchase securities or borrowing securities to sell them short.  Investments in derivative instruments also involve the use of leverage because the amount of exposure to the underlying asset is often greater than the amount of capital required to purchase the derivative instrument.  Leverage can increase or decrease the investment returns of the Fund.  As a result, the sum of the Fund’s investment exposures may at times exceed the amount of assets invested in the Fund, although these exposures may vary over time.

Buy and sell decisions are at the discretion of the portfolio manager and are based on a compilation of proprietary indicators of broad market sentiment.

Principal Risks
The risks associated with an investment in the Navigator Fund can increase during times of significant market volatility.  Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time.  Investments in the Fund are subject to the following principal risks:

•
Recent Market Events Risk.  U.S. and international markets have experienced significant volatility in recent years.  As a result of this significant volatility, many of the risks discussed herein associated with an investment in the Navigator Fund may be increased.  Continuing market volatility may have adverse effects on the Fund.

•
Stock Market Risk.  The Navigator Fund invests in stock index futures of companies included within equity indices, which exposes the Fund to stock market risk.  Instruments selected to gain stock market exposure for the Fund’s portfolio may decline in value more than the overall stock market.  Investments are subject to market risk, which may cause the value of the Fund’s investments to decline.

•
Management Risk.  Investment strategies employed by the Advisor in selecting investments for the Navigator Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

•
Futures Contract Risk.  Futures contracts are subject to the same risks as the underlying investments that they represent, but also may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying investments.  Investments in futures may result in a substantial loss in a short period.  The loss may be potentially unlimited and may be more than the original investment.

•
Short Selling Risk.  If the value of a security sold short increases prior to the scheduled delivery date the Navigator Fund will lose money, since the Fund must pay more for the security than it has received from the purchaser in the short sale.

•	Derivatives Risk. Investing in derivatives, specifically futures contracts, may subject the Navigator Fund to losses if the derivatives do not perform as expected.

•	Leverage Risk. Leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of the Navigator Fund’s portfolio.

•	New Fund Risk. As a new fund, there can be no assurance that the Navigator Fund will grow or maintain an economically viable size.

•
Cybersecurity Risk.  With the increased use of technologies such as the Internet to conduct business, the Navigator Fund is susceptible to operational, information security, and related risks.  Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Performance
Simultaneous with the commencement of the Navigator Fund’s investment operations on October 13, 2017, the Goldman Navigator Fund, L.P., a limited partnership managed by Mr. Steven Goldman (the “Predecessor Partnership”), converted into the Institutional Class shares of the Fund by contributing all of its assets to the Fund in exchange for Institutional Class shares of the Fund.  From its inception in 2002 through 2012, the Predecessor Partnership was managed as a proprietary account of Mr. Goldman, and was converted to a limited partnership in 2012.  From its inception in 2002 through October 13, 2017, the Predecessor Partnership maintained investment policies, objectives, guidelines, and restrictions that were, in all material respects, equivalent to those of the Fund, and at the time of the conversion, the Predecessor Partnership was managed by the same portfolio manager as the Fund.  Mr. Goldman managed the Predecessor Partnership since its inception in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund.  The Fund’s performance for periods before October 13, 2017 is that of the Predecessor Partnership and includes the expenses of the Predecessor Partnership.  The performance includes gains or losses plus income and the reinvestment of all dividends and interest.  All returns reflect the deduction of all actual fees and expenses, paid by the Predecessor Partnership, without provision for state or local taxes.  If the Predecessor Partnership’s performance was adjusted to reflect the projected first year expenses of the Fund, the performance for all periods may have been lower than that stated.

The performance returns of the Predecessor Partnership are audited.  The Predecessor Partnership was not registered under the 1940 Act, and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”), which, if applicable, may have adversely affected its performance.  On a going forward basis after October 13, 2017, the Fund’s performance is calculated using the standard formula set forth in rules promulgated by the SEC, which differs in certain respects from the methods used to compute total returns for the Predecessor Partnership.  Please refer to the Financial Statements section of the SAI to review additional information regarding the Predecessor Partnership.

The following information provides some indication of the risks of investing in the Navigator Fund.  The bar chart shows the Fund’s and the Predecessor Partnership’s annual returns from year to year, as applicable.  The performance shown is that of the Predecessor Partnership for periods prior to October 13, 2017.  The table shows how the Fund’s average annual returns for the one-, five-, and ten-year and since inception periods compare with those of a broad measure of market performance.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.usamutuals.com.

Navigator Fund – Institutional Class Shares Calendar Year Total Returns as of December 31

The calendar year-to-date return for the Navigator Fund’s Institutional Class shares as of June 30, 2018 was 1.15%.  During the period of time shown in the bar chart, the highest return for a calendar quarter was 11.47% (quarter ended September 30, 2010) and the lowest return for a calendar quarter was -13.23% (quarter ended June 30, 2010).

Average Annual Total Returns (For the periods ended December 31, 2017)
Average Annual Returns - USA Mutuals Navigator Fund	Label	Average Annual Returns, 1 Year [1]	Average Annual Returns, 5 Years [1]	Average Annual Returns, 10 Years [1]	Average Annual Returns, Since Inception [1]	Average Annual Returns, Inception Date
USA Mutuals Navigator Fund - Institutional Class Shares	Return Before Taxes	18.36%	11.33%	10.05%	12.33%	Feb. 01, 2002
After Taxes on Distributions | USA Mutuals Navigator Fund - Institutional Class Shares	Return After Taxes on Distributions	18.16%	11.29%	10.03%	12.32%
After Taxes on Distributions and Sale of Fund Shares | USA Mutuals Navigator Fund - Institutional Class Shares	Return After Taxes on Distributions and Sale of Fund Shares	10.50%	9.03%	8.32%	10.76%
S&P 500 Index® (reflects no deduction for fees, expenses, or taxes)	S&P 500 Index® (reflects no deduction for fees, expenses, or taxes)	21.83%	15.79%	8.50%	7.77%	Feb. 01, 2002
[1]	The returns shown prior to October 13, 2017 are those of the Predecessor Partnership.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Navigator Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).  After-tax returns shown prior to October 13, 2017, were calculated as if the Predecessor Partnership had qualified as a regulated investment company for federal income tax purposes.